UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-09005
Name of Registrant: Vanguard Massachusetts Tax-Exempt Funds
Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482
Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482
Date of fiscal year end: November 30
Date of reporting period: February 29, 2016
Item 1: Schedule of Investments

Vanguard Massachusetts Tax-Exempt Fund

Schedule of Investments
As of February 29, 2016

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
Tax-Exempt Municipal Bonds (99.4%)
Massachusetts (98.6%)
Boston MA GO	5.000%	2/1/24	2,345	2,827
Boston MA GO	5.000%	3/1/24	3,000	3,695
Boston MA Housing Authority Revenue	5.000%	4/1/23 (4)	2,000	2,172
Boston MA Housing Authority Revenue	5.000%	4/1/25 (4)	5,440	5,900
Boston MA Water & Sewer Commission
Revenue	5.000%	5/1/19 (Prere.)	3,725	4,222
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/20	1,550	1,850
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	1,000	1,131
Boston MA Water & Sewer Commission
Revenue	5.000%	11/1/30	750	897
Braintree MA GO	5.000%	5/15/19 (Prere.)	4,000	4,539
Braintree MA GO	5.000%	5/15/26	2,300	2,966
Cambridge MA GO	5.000%	1/1/23	850	1,027
Cambridge MA GO	4.000%	1/1/26	1,600	1,882
Cambridge MA GO	4.000%	1/1/27	1,000	1,163
Essex MA North Shore Agricultural & Technical
School District GO	4.000%	6/1/39	2,810	2,968
Holyoke MA GO	5.000%	9/1/30	1,690	2,002
Massachusetts Bay Transportation Authority
Assessment Revenue	5.250%	7/1/31	2,285	3,009
Massachusetts Bay Transportation Authority
Assessment Revenue	5.000%	7/1/41	7,430	8,554
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/17 (ETM)	75	80
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/18 (Prere.)	5,215	5,771
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/22	3,500	4,357
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/22	5,285	6,659
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/23	4,000	4,987
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/23	2,825	3,573
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.500%	7/1/26 (14)	2,000	2,643
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/27	5,000	6,401
Massachusetts Bay Transportation Authority
Sales Tax Revenue	0.000%	7/1/29	1,020	568
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/32	2,870	3,171
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/32	2,900	3,860
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	10,000	13,412

Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/33	2,000	2,683
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.250%	7/1/34	12,785	14,011
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	1,980	2,144
Massachusetts Bay Transportation Authority
Sales Tax Revenue	4.000%	7/1/35	3,000	3,261
Massachusetts Bay Transportation Authority
Sales Tax Revenue	5.000%	7/1/35	2,145	2,436
1 Massachusetts Bay Transportation Authority
Sales Tax Revenue TOB VRDO	0.110%	3/7/16	2,883	2,883
Massachusetts Bay Transportation Authority
Sales Tax Revenue VRDO	0.010%	3/7/16	4,700	4,700
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/26	2,875	3,471
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/29	2,000	2,367
Massachusetts Clean Energy Cooperative Corp.
Revenue (Municipal Lighting Plant)	5.000%	7/1/32	2,500	2,918
Massachusetts Clean Water Trust Revenue	5.000%	2/1/28	3,000	3,690
Massachusetts Clean Water Trust Revenue	5.000%	2/1/35	3,000	3,564
Massachusetts Clean Water Trust Revenue	5.000%	2/1/45	2,085	2,414
Massachusetts College Building Authority
Revenue	0.000%	5/1/17 (10)	3,340	3,308
Massachusetts College Building Authority
Revenue	5.000%	5/1/25	1,100	1,335
Massachusetts College Building Authority
Revenue	5.000%	5/1/26	1,430	1,733
Massachusetts College Building Authority
Revenue	5.000%	5/1/27	1,200	1,453
Massachusetts College Building Authority
Revenue	5.000%	5/1/29	1,500	1,724
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,610	1,848
Massachusetts College Building Authority
Revenue	5.000%	5/1/30	1,075	1,270
Massachusetts College Building Authority
Revenue	5.000%	5/1/31	2,000	2,394
Massachusetts College Building Authority
Revenue	5.000%	5/1/36	4,000	4,638
Massachusetts College Building Authority
Revenue	5.000%	5/1/39	3,000	3,460
Massachusetts College Building Authority
Revenue	5.000%	5/1/41	5,000	5,717
Massachusetts College Building Authority
Revenue	5.000%	5/1/43	3,285	3,754
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/20	3,500	4,015
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/23	3,000	3,452
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/32	5,620	6,335
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/35	2,350	2,663
Massachusetts Department of Transportation
Metropolitan Highway System Revenue	5.000%	1/1/37	3,000	3,360

Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	1,985	2,061
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	3,105	3,223
Massachusetts Development Finance Agency
Higher Education Revenue (Emerson College)	5.000%	1/1/17 (Prere.)	2,000	2,076
Massachusetts Development Finance Agency
Hospital Revenue (Cape Cod Healthcare
Obligated Group)	5.250%	11/15/36	5,130	5,915
Massachusetts Development Finance Agency
Revenue (Baystate Medical Obligated Group)	5.000%	7/1/34	1,500	1,716
2 Massachusetts Development Finance Agency
Revenue (Bentley University)	5.000%	7/1/40	3,000	3,474
Massachusetts Development Finance Agency
Revenue (Berklee College of Music)	5.250%	10/1/41	3,300	3,706
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/22	2,000	2,314
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/28	1,250	1,407
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/29	1,500	1,683
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/30	1,430	1,599
Massachusetts Development Finance Agency
Revenue (Berkshire Health System)	5.000%	10/1/31	1,250	1,391
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/19	500	570
Massachusetts Development Finance Agency
Revenue (Boston College)	5.000%	7/1/40	2,000	2,260
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	470	575
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/22 (Prere.)	2,995	3,665
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/29	2,535	2,835
Massachusetts Development Finance Agency
Revenue (Boston Medical Center)	5.000%	7/1/44	2,000	2,220
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/29 (2)	1,400	1,773
Massachusetts Development Finance Agency
Revenue (Boston University)	5.375%	5/15/39	1,575	1,977
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	7/1/42	10,000	10,520
Massachusetts Development Finance Agency
Revenue (Boston University)	5.000%	10/1/48	5,000	5,701
Massachusetts Development Finance Agency
Revenue (Boston University)	6.000%	5/15/59 (10)	5,575	7,052
3 Massachusetts Development Finance Agency
Revenue (Boston University) PUT	0.590%	3/30/17	5,000	4,993
Massachusetts Development Finance Agency
Revenue (Broad Institute Inc.)	5.250%	4/1/37	4,000	4,648
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/32	1,000	1,150
Massachusetts Development Finance Agency
Revenue (CareGroup Inc.)	5.000%	7/1/33	1,000	1,146
Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.250%	12/1/25	600	669

Massachusetts Development Finance Agency
Revenue (Carleton-Willard Village)	5.625%	12/1/30	550	619
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/34	2,440	2,896
Massachusetts Development Finance Agency
Revenue (Children's Hospital)	5.000%	10/1/46	5,500	6,354
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.000%	5/1/35	5,210	6,108
Massachusetts Development Finance Agency
Revenue (Commonwealth Contract
Assistance)	5.500%	2/1/40	2,160	2,472
Massachusetts Development Finance Agency
Revenue (Deerfield Academy)	5.000%	10/1/40	4,665	5,361
Massachusetts Development Finance Agency
Revenue (Draper Laboratory)	5.750%	9/1/18 (Prere.)	5,000	5,628
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/35	3,000	3,352
Massachusetts Development Finance Agency
Revenue (Emerson College)	5.000%	1/1/40	6,000	6,369
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/28	1,000	1,171
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.250%	2/1/34	6,000	7,066
Massachusetts Development Finance Agency
Revenue (Harvard University)	5.000%	10/15/40	9,790	11,260
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/28	750	857
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/40	1,750	1,995
Massachusetts Development Finance Agency
Revenue (Lahey Clinic Obligated Group)	5.000%	8/15/45	5,000	5,677
Massachusetts Development Finance Agency
Revenue (Loomis Obligated Group)	6.000%	1/1/33	4,000	4,543
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/37	4,800	5,217
Massachusetts Development Finance Agency
Revenue (Lowell General Hospital)	5.000%	7/1/44	5,000	5,384
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/19	175	198
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/21	300	358
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/23	250	306
Massachusetts Development Finance Agency
Revenue (Massachusetts College of
Pharmacy & Allied Health Sciences)	5.000%	7/1/26	1,380	1,639
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/31	400	474
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/32	300	353
Massachusetts Development Finance Agency
Revenue (MCPHS University)	5.000%	7/1/37	450	522

Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.000%	7/1/32	2,000	2,132
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.250%	7/1/42	1,470	1,563
Massachusetts Development Finance Agency
Revenue (Merrimack College)	5.125%	7/1/44	2,500	2,676
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.625%	7/15/36	1,000	1,112
Massachusetts Development Finance Agency
Revenue (Milford Regional Medical Center)	5.750%	7/15/43	5,755	6,400
Massachusetts Development Finance Agency
Revenue (Mount Holyoke College)	5.000%	7/1/36	1,500	1,628
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/29	3,250	3,839
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	10/1/30	1,750	2,055
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/32	950	1,096
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/39	3,500	3,968
Massachusetts Development Finance Agency
Revenue (Northeastern University)	5.000%	3/1/44	3,750	4,221
Massachusetts Development Finance Agency
Revenue (Olin College)	5.000%	11/1/38	6,000	6,937
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/28	2,000	2,360
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/29	5,000	6,148
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/30	1,500	1,750
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/31	5,705	6,630
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	4.000%	7/1/32	3,000	3,245
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/36	4,000	4,609
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/40	3,000	3,456
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.375%	7/1/41	4,000	4,546
Massachusetts Development Finance Agency
Revenue (Partners Healthcare)	5.000%	7/1/45	3,775	4,323
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/38	1,545	1,819
Massachusetts Development Finance Agency
Revenue (Phillips Academy)	5.000%	9/1/43	8,295	9,681
Massachusetts Development Finance Agency
Revenue (Seven Hills Foundation Obligated
Group)	5.000%	9/1/35	2,500	2,686
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.500%	10/1/28	1,000	1,171
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.125%	10/1/33	2,000	2,240
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.000%	10/1/36	2,000	2,253
Massachusetts Development Finance Agency
Revenue (Simmons College)	5.250%	10/1/39	3,000	3,356

Massachusetts Development Finance Agency
Revenue (Southcoast Health System
Obligated Group)	5.000%	7/1/27	1,550	1,843
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/34	1,000	1,173
Massachusetts Development Finance Agency
Revenue (Sterling & Francine Clark Art
Institute)	5.000%	7/1/35	2,000	2,334
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.000%	7/1/30	3,000	3,232
Massachusetts Development Finance Agency
Revenue (Suffolk University)	5.125%	7/1/40	3,000	3,195
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.250%	1/1/27	3,545	4,184
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	7.250%	1/1/32	4,500	5,445
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.750%	1/1/36	850	1,002
Massachusetts Development Finance Agency
Revenue (Tufts Medical Center)	6.875%	1/1/41	2,000	2,360
Massachusetts Development Finance Agency
Revenue (Tufts University)	5.000%	8/15/38	1,000	1,179
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.000%	7/1/16	275	279
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.125%	7/1/26	2,750	3,119
Massachusetts Development Finance Agency
Revenue (UMass Memorial Medical Center)	5.500%	7/1/31	5,500	6,208
Massachusetts Development Finance Agency
Revenue (Wellesley College)	5.000%	7/1/42	2,000	2,305
Massachusetts Development Finance Agency
Revenue (Western New England University)	5.000%	9/1/45	2,825	3,122
Massachusetts Development Finance Agency
Revenue (WGBH Educational Foundation)	5.000%	1/1/36 (12)	5,000	5,303
Massachusetts Development Finance Agency
Revenue (Williams College)	5.000%	7/1/38	4,000	4,696
Massachusetts Development Finance Agency
Revenue (Worcester Polytechnic Institute)	5.000%	9/1/50	2,650	2,958
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/34	1,295	1,511
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	1,000	1,149
Massachusetts Development Finance Agency
Special Obligation Revenue	5.000%	5/1/39	6,470	7,434
Massachusetts Educational Financing Authority
Education Loan Revenue	5.500%	1/1/17	3,000	3,119
Massachusetts Federal Highway GAN
(Accelerated Bridge Program)	5.000%	6/15/26	3,000	3,636
Massachusetts Federal Highway Revenue	5.000%	6/15/27	6,000	7,409
Massachusetts GO	5.000%	8/1/17 (Prere.)	1,250	1,328
Massachusetts GO	5.250%	8/1/17 (Prere.)	1,500	1,599
Massachusetts GO	5.500%	11/1/17	3,000	3,249
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,185	4,612
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,535	5,007
Massachusetts GO	5.000%	8/1/18 (Prere.)	4,500	4,960
Massachusetts GO	5.500%	8/1/19	5,000	5,796

Massachusetts GO	5.500%	10/1/19 (12)	1,000	1,167
Massachusetts GO	5.500%	10/1/19 (2)	2,000	2,333
Massachusetts GO	5.500%	11/1/19 (4)	5,550	6,494
Massachusetts GO	5.000%	8/1/22	4,400	5,396
Massachusetts GO	5.250%	8/1/22	5,000	6,209
Massachusetts GO	5.000%	5/1/23	2,500	3,087
Massachusetts GO	5.250%	8/1/23	1,000	1,259
Massachusetts GO	5.000%	11/1/23	4,000	4,954
Massachusetts GO	5.000%	6/1/24	3,615	4,195
Massachusetts GO	5.000%	7/1/24	5,765	7,079
Massachusetts GO	5.000%	6/1/25	3,000	3,481
Massachusetts GO	5.000%	7/1/25	9,000	11,023
Massachusetts GO	5.000%	11/1/25 (2)	3,000	3,832
Massachusetts GO	5.000%	7/1/26	9,000	10,941
Massachusetts GO	5.000%	7/1/26	780	886
Massachusetts GO	5.000%	8/1/26	6,500	7,799
Massachusetts GO	5.500%	8/1/30 (2)	14,330	19,097
Massachusetts GO	4.000%	8/1/32	5,000	5,339
Massachusetts GO	5.000%	7/1/33	7,000	8,449
Massachusetts GO	5.000%	8/1/33	2,000	2,342
Massachusetts GO	4.000%	5/1/35	5,000	5,327
Massachusetts GO	5.000%	7/1/35	4,000	4,788
Massachusetts GO	5.000%	8/1/36	9,000	10,483
Massachusetts GO	5.000%	7/1/37	500	593
Massachusetts GO	5.000%	8/1/37	5,000	5,812
Massachusetts GO	5.000%	7/1/40	13,055	15,307
Massachusetts GO	4.000%	9/1/41	3,000	3,178
Massachusetts GO	4.000%	6/1/42	8,000	8,285
Massachusetts GO	4.000%	6/1/43	7,820	8,137
Massachusetts GO	4.500%	8/1/43	3,705	4,031
Massachusetts GO	4.000%	5/1/45	10,000	10,418
Massachusetts GO	5.000%	7/1/45	12,000	13,995
1 Massachusetts GO TOB VRDO	0.010%	3/1/16	900	900
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.010%	3/1/16 LOC	1,450	1,450
Massachusetts Health & Educational Facilities
Authority Revenue (Baystate Medical Center)
VRDO	0.010%	3/7/16 LOC	4,865	4,865
Massachusetts Health & Educational Facilities
Authority Revenue (Berklee College of Music)	5.000%	10/1/26	1,755	1,872
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/18 (Prere.)	315	346
Massachusetts Health & Educational Facilities
Authority Revenue (Boston Medical Center)	5.000%	7/1/28	2,575	2,719
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.000%	7/1/28	2,000	2,181
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/33	3,015	3,208
Massachusetts Health & Educational Facilities
Authority Revenue (CareGroup)	5.125%	7/1/38	3,500	3,707
Massachusetts Health & Educational Facilities
Authority Revenue (Children's Hospital)	5.500%	12/1/39	4,000	4,539
Massachusetts Health & Educational Facilities
Authority Revenue (Dana-Farber Cancer
Institute)	5.000%	12/1/37	5,000	5,446

Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	6.250%	4/1/20	3,000	3,648
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/24	810	939
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	12/15/30	925	1,070
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.500%	11/15/36	25,340	28,514
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University)	5.000%	10/1/38	1,405	1,498
Massachusetts Health & Educational Facilities
Authority Revenue (Harvard University) VRDO	0.010%	3/1/16	3,600	3,600
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/27	1,650	1,856
Massachusetts Health & Educational Facilities
Authority Revenue (Isabella Stewart Gardner
Museum)	5.000%	5/1/28	2,080	2,337
Massachusetts Health & Educational Facilities
Authority Revenue (Lahey Clinic Medical
Center)	5.250%	8/15/17 (Prere.)	6,650	7,106
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.000%	7/1/17 (Prere.)	3,500	3,709
Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	6.000%	7/1/18 (Prere.)	5,000	5,621
4 Massachusetts Health & Educational Facilities
Authority Revenue (MIT)	5.250%	7/1/30	3,000	4,045
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	3/1/16	13,030	13,030
Massachusetts Health & Educational Facilities
Authority Revenue (Museum of Fine Arts)
VRDO	0.010%	3/1/16	14,800	14,800
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/19	3,000	3,418
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/23	3,435	3,791
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/32	1,000	1,135
Massachusetts Health & Educational Facilities
Authority Revenue (Northeastern University)	5.000%	10/1/33	3,000	3,270
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.250%	7/1/29	10,000	11,355
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System)	5.000%	7/1/39	500	557
1 Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) TOB VRDO	0.020%	3/7/16	1,800	1,800
Massachusetts Health & Educational Facilities
Authority Revenue (Partners Healthcare
System) VRDO	0.010%	3/7/16	4,600	4,600
Massachusetts Health & Educational Facilities
Authority Revenue (South Coast Health
System)	5.000%	7/1/39	6,000	6,455

Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/22	1,400	1,718
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University)	5.250%	2/15/26	1,880	2,396
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.010%	3/1/16	8,900	8,900
Massachusetts Health & Educational Facilities
Authority Revenue (Tufts University) VRDO	0.010%	3/1/16	600	600
Massachusetts Health & Educational Facilities
Authority Revenue (UMass Memorial Medical
Center)	5.000%	7/1/21	100	114
Massachusetts Health & Educational Facilities
Authority Revenue (Wellesley College) VRDO	0.010%	3/7/16	2,800	2,800
Massachusetts Health & Educational Facilities
Authority Revenue (Williams College)	5.000%	7/1/31	385	391
Massachusetts Health & Educational Facilities
Authority Revenue (Winchester Hospital)	5.250%	7/1/38	2,840	3,142
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.650%	12/1/41	3,955	4,043
Massachusetts Housing Finance Agency Single
Family Housing Revenue	2.750%	12/1/41	1,300	1,336
Massachusetts Housing Finance Agency Single
Family Housing Revenue	3.500%	6/1/42	1,100	1,179
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/43	3,405	3,625
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	12/1/44	3,190	3,468
Massachusetts Housing Finance Agency Single
Family Housing Revenue	4.000%	6/1/45	1,655	1,789
Massachusetts Port Authority Revenue	5.500%	7/1/16 (4)	4,000	4,070
Massachusetts Port Authority Revenue	5.000%	7/1/17 (4)	3,000	3,178
Massachusetts Port Authority Revenue	5.000%	7/1/25	1,230	1,492
Massachusetts Port Authority Revenue	5.000%	7/1/30	2,000	2,371
Massachusetts Port Authority Revenue	5.000%	7/1/31	1,800	2,126
Massachusetts Port Authority Revenue	5.000%	7/1/33	4,650	5,477
Massachusetts Port Authority Revenue	5.000%	7/1/34	3,845	4,545
Massachusetts Port Authority Revenue	5.000%	7/1/35	1,500	1,784
Massachusetts Port Authority Revenue	5.000%	7/1/40	6,850	8,001
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/17 (Prere.)	4,715	5,020
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/22	5,000	6,155
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/25	3,110	3,819
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/26	5,000	6,125
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/27	10,000	12,211
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/28	7,250	8,789
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/29	10,000	12,042
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/30	8,000	9,604
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/32	4,000	4,386

Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	10/15/32	2,400	2,809
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.250%	10/15/35	10,000	11,842
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	8/15/36	5,000	5,379
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	4.000%	1/15/37	3,000	3,168
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	8/15/37 (2)	20	21
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	11/15/37	5,000	5,939
Massachusetts School Building Authority
Dedicated Sales Tax Revenue	5.000%	5/15/38	2,660	3,102
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/27 (14)	13,000	16,783
Massachusetts Special Obligation Dedicated
Tax Revenue	5.500%	1/1/28 (14)	3,750	4,870
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/29	2,000	2,345
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/33	2,050	2,385
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	4.000%	6/1/37	1,960	2,098
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/38	2,750	3,199
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/43	5,000	5,801
Massachusetts Transportation Fund Revenue
(Accelerated Bridge Program)	5.000%	6/1/44	5,000	5,774
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/40	5,000	5,878
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	4.000%	6/1/45	7,300	7,740
Massachusetts Transportation Fund Revenue
(Rail Enhancement Program)	5.000%	6/1/45	5,640	6,595
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/20 (14)	3,000	2,857
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/25 (14)	5,000	4,135
Massachusetts Turnpike Authority Revenue
(Metropolitan Highway System)	0.000%	1/1/28 (14)	6,000	4,497
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/17	540	542
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/22	3,000	3,698
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/24	3,000	3,805
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/27	8,000	9,851
Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/28	975	1,193
Massachusetts Water Pollution Abatement Trust
Revenue	5.250%	8/1/29	1,520	2,027
Massachusetts Water Pollution Abatement Trust
Revenue	5.750%	8/1/29	190	191

Massachusetts Water Pollution Abatement Trust
Revenue	5.000%	8/1/32	2,415	2,783
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,005	2,045
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/16 (Prere.)	2,995	3,055
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/17 (Prere.)	500	531
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/20 (4)	1,000	1,200
Massachusetts Water Resources Authority
Revenue	5.500%	8/1/22 (4)	1,490	1,887
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/27	2,000	2,341
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/29	2,400	2,864
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/30	2,775	3,206
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/31 (4)	1,000	1,333
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/34 (14)	7,500	7,918
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/35 (14)	13,900	14,692
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/35 (4)	6,310	8,489
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,000	1,165
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	1,700	1,733
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/36	2,710	3,146
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/39	2,950	3,305
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/40	500	570
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/41	4,450	5,156
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/42	1,000	1,149
Massachusetts Water Resources Authority
Revenue	5.250%	8/1/42	10,000	11,675
Massachusetts Water Resources Authority
Revenue	5.000%	8/1/44	8,000	9,196
Massachusetts Water Resources Authority
Revenue VRDO	0.010%	3/7/16	1,550	1,550
Massachusetts Water Resources Authority
Revenue VRDO	0.020%	3/7/16	11,900	11,900
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.000%	7/1/31	1,000	1,145
Metropolitan Boston MA Transit Parking Corp.
Revenue	5.250%	7/1/36	7,000	8,195
Scituate MA GO	4.000%	9/15/39	3,000	3,148
University of Massachusetts Building Authority
Revenue	5.000%	11/1/31	2,500	3,051
University of Massachusetts Building Authority
Revenue	5.000%	11/1/32	4,060	4,916

University of Massachusetts Building Authority
Revenue	5.000%	5/1/38 (4)	1,615	1,746
University of Massachusetts Building Authority
Revenue	5.000%	5/1/38	2,000	2,272
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	6,695	7,769
University of Massachusetts Building Authority
Revenue	5.000%	11/1/39	3,000	3,485
University of Massachusetts Building Authority
Revenue	5.000%	11/1/40	3,000	3,514
University of Massachusetts Building Authority
Revenue	5.000%	11/1/44	3,365	3,887
University of Massachusetts Building Authority
Revenue VRDO	0.020%	3/7/16	2,900	2,900
Worcester MA GO	5.250%	8/15/21 (14)	315	316
				1,359,987
Guam (0.5%)
Guam Government Business Privilege Tax
Revenue	5.000%	11/15/33	3,000	3,434
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.500%	7/1/43	2,250	2,573
Guam Government Waterworks Authority Water
& Waste Water System Revenue	5.000%	1/1/46	600	672
				6,679
Virgin Islands (0.3%)
Virgin Islands Public Finance Authority Revenue	5.000%	10/1/30	4,000	4,490

Total Tax-Exempt Municipal Bonds (Cost $1,287,820)				1,371,156
Other Assets and Liabilities-Net (0.6%)				7,726
Net Assets (100%)				1,378,882

1 Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At February 29, 2016, the aggregate value of these securities was $5,583,000, representing 0.4% of net assets.
2 Security purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of February 29, 2016.
3 Adjustable-rate security.
4 Securities with a value of $405,000 have been segregated as initial margin for open futures contracts.

KEY TO ABBREVIATIONS

ARS - Auction Rate Security.
BAN - Bond Anticipation Note.
COP - Certificate of Participation.
CP - Commercial Paper.
FR - Floating Rate.
GAN - Grant Anticipation Note.
GO - General Obligation Bond.
PILOT – Payments in Lieu of Taxes.
PUT - Put Option Obligation.
RAN - Revenue Anticipation Note.
TAN - Tax Anticipation Note.

Massachusetts Tax-Exempt Fund

TOB - Tender Option Bond.
TRAN - Tax Revenue Anticipation Note.
VRDO - Variable Rate Demand Obligation.
VRDP - Variable Rate Demand Preferred.
(ETM) - Escrowed to Maturity.
(Prere.) - Prerefunded.

Scheduled principal and interest payments are guaranteed by:
(1) MBIA (Municipal Bond Investors Assurance).
(2) AMBAC (Ambac Assurance Corporation).
(3) FGIC (Financial Guaranty Insurance Company).
(4) AGM (Assured Guaranty Municipal Corporation).
(5) BIGI (Bond Investors Guaranty Insurance).
(6) Connie Lee Inc.
(7) FHA (Federal Housing Authority).
(8) CapMAC (Capital Markets Assurance Corporation).
(9) American Capital Access Financial Guaranty Corporation.
(10) XL Capital Assurance Inc.
(11) CIFG (CDC IXIS Financial Guaranty).
(12) AGC (Assured Guaranty Corporation).
(13) BHAC (Berkshire Hathaway Assurance Corporation).
(14) NPFG (National Public Finance Guarantee Corporation).
(15) BAM (Build America Mutual Assurance Company).
(16) MAC (Municipal Assurance Corporation).
(17) RAA (Radian Asset Assurance Inc.).
The insurance does not guarantee the market value of the municipal bonds.

LOC - Scheduled principal and interest payments are guaranteed by bank letter of credit.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Massachusetts Tax-Exempt Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of February 29, 2016, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Tax-Exempt Municipal Bonds	—	1,371,156	—
Futures Contracts—Assets[1]	13	—	—
Futures Contracts—Liabilities[1]	(24)	—	—
Total	(11)	1,371,156	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract.

Futures contracts are valued at their quoted daily settlement prices. The aggregate settlement values of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

At February 29, 2016, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)

Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value Long	Appreciation
Futures Contracts	Expiration	Contracts	(Short)	(Depreciation)
5-Year U.S. Treasury Note	July 2016	138	16,696	5
5

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

Massachusetts Tax-Exempt Fund

D. At February 29, 2016, the cost of investment securities for tax purposes was $1,288,678,000. Net unrealized appreciation of investment securities for tax purposes was $82,478,000, consisting of unrealized gains of $82,712,000 on securities that had risen in value since their purchase and $234,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: April 15, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER
Date: April 15, 2016
VANGUARD MASSACHUSETTS TAX-EXEMPT FUNDS
By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER
Date: April 15, 2016

* By:/s/ Heidi Stam
Heidi Stam, pursuant to a Power of Attorney filed on April 22, 2014 see file Number 2-17620, Incorporated by Reference.